Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Equity [Abstract]
Aggregate Shares Purchased
	Year Ended December 31,
	2012	2011	2010
Shares purchased under 2011 and 2007 authorization	576,064	435,000	385,100
Aggregate amount (in thousands)	$22,509	$19,576	$13,583
Average price paid per share	$39.07	$45.00	$35.27

Activities Of Non-Qualified Savings Plan During Each Of Three Years
		Year Ended December 31,
		2012		2011	2010
	Purchases:
	Number of shares	108		93	1,552
	Aggregate amount	$4		$5	$58

	Sales:
	Number of shares	1,211	(a)	9	1,727
	Aggregate amount	$25		$-	$36

	Distributions and transfers to 401(k) savings plan:
	Number of shares	0		0	4
	Aggregate amount	$-		$-	$0

(a)	Represents shares purchased by the Company from the rabbi trust that held the shares for the Nonqualified Savings Plan.

Components Of Accumulated Other Comprehensive Income (Loss)
	Three Months Ended September 30, 2013			NIne Months Ended September 30, 2013
	Foreign currency translation gain (loss), net of tax	Marketable securities, net of tax	Total	Foreign currency translation gain (loss), net of tax	Marketable securities, net of tax	Total
Balance at the beginning of period	$(362)	$-	$(362)	$2,874	$254	$3,128
Other comprehensive income before reclassifications	2,976	-	2,976	(260)	373	113
Amounts reclassified from AOCI(a)	-	-	-	-	(627)	(627)
Net change in AOCI	2,976	-	2,976	(260)	(254)	(514)
Balance at the end of period	$2,614	$-	$2,614	$2,614	$-	$2,614

The gain on marketable securities reclassified out of AOCI for the nine months ended September 30, 2013 is composed of a $964 gain and income tax expense of $337. The gain and income tax expense are included in “Other revenue” and “Provision for income taxes,” respectively, in the consolidated statements of income.

	As of December 31,
	2012	2011	2010
Unrealized derivatives loss, net of tax	$(1)	$(13)	$(111)
Foreign currency translation gain (loss), net of tax	2,875	(6,077)	6,210
Marketable securities unrealized (gain) loss, net of tax	254	(806)	(1,302)
Accumulated other comprehensive income (loss)	$3,128	$(6,896)	$4,797